NET (LOSS)/INCOME PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to YUNJI INC.	¥ 131,966	$ 20,707	¥ (146,346)	¥ (125,762)
Accretion on convertible redeemable preferred shares to redemption value	0	0	0	(1,532,013)
Net loss attributable to ordinary shareholders	¥ 131,966	$ 20,707	¥ (146,346)	¥ (1,657,775)
Denominator for basic earnings per ordinary share :
Weighted average ordinary shares outstanding	2,139,963,573	2,139,963,573	2,125,906,398	1,818,487,917
Dilutive effect of share options	7,242,017	7,242,017
Denominator for diluted earnings per ordinary share	2,147,205,590	2,147,205,590	2,125,906,398	1,818,487,917
Net (loss)/income per share attributable to ordinary shareholders:
- Basic | (per share)	¥ 0.06	$ 0.01	¥ (0.07)	¥ (0.91)
- Diluted | (per share)	¥ 0.06	$ 0.01	¥ (0.07)	¥ (0.91)